1998 SEMI-ANNUAL REPORT

                                      SIFE
                   Selected Investments in Financial Equities


                                                                            1998


                                 36 PROUD YEARS

                             THE EXECUTIVE OFFICER

[PICTURE OF BRUCE W. WOODS]

Bruce W. Woods, President and CEO

When Bruce Woods took the position of President and Chief Executive Officer of the SIFE Fund in 1996, he brought a great deal of experience and strong commitment to the SIFE family. Bruce is the touchstone of the SIFE Fund and its 36 year philosophy of "value" investing. Bruce constantly reviews the overall direction of SIFE in order to assure the satisfaction of investors' needs.

[PICTURE OF MICHAEL STEAD]

Michael Stead, Portfolio Manager and CIO

As Portfolio Manager and Chief Investment Officer, Mike is responsible for the performance and composition of the Fund. Based on the longstanding SIFE investment philosophy, Mike sets the investment goals and designs the strategies to meet them. Staying focused under turbulent market conditions, analyzing industry trends, meeting with the heads of corporations, and continually adapting to market changes are all part of Mike's job.

Letters to Investors

                                                                   June 30, 1998

Dear Fellow Investors,

It has certainly been an interesting few months since my last opportunity to share a view of SIFE from the President's desk. A time when I have been doing both "little picture and big picture" thinking and planning.

The stock market seems to be constantly restless as it bounces back and forth. The Asian economic "flu" has brought some sneezes back home. International relations and the domestic political situation dominate the news. As I keep a watchful eye on these issues, I am comforted by other "bits" of important information:

     o Consolidation remains the driving force in the financial services industry, providing excellent opportunities for short-term equity growth.

     o Inflation is virtually nonexistent compared to the not so distant past.

     o Financial service companies in our investment portfolio have reported strong earnings growth, averaging 18% for the second quarter.

     o While past performance does not guarantee future results, it is worth mentioning that on average SIFE has out-performed the S&P 500 benchmark for the twenty-year period ending June 30, 1998.

As my father always maintains, no matter what the evening news reports, some universal truths remain constant. The American stock market is an outstanding long-term investment vehicle. And, most importantly...the dynamics of the market are like an old-fashioned well pump. The pump handle must go up and down to draw that clear, fresh water.

Our pump handle is market movement. The ups and downs create buying and selling opportunities that often translate into growth consistent with prudent investing. This has always been our approach to serving SIFE investors. We do our homework to identify companies we believe have potential, then purchase their stock when we believe the value is compelling. We continue to monitor these companies closely to ensure that they continue to meet our strict criteria. This is SIFE's long tested investment plan.

With this plan in mind, I feel quite confident that SIFE is positioned properly to take advantage of market movement as we have done in the past. With this knowledge, and as a long-time fellow investor in SIFE, I embrace the prospects and opportunities for the future.

Sincerely,

/s/ Bruce W. Woods

Bruce W. Woods
President & CEO

Statement of Assets and Liabilities

-------------------------------------------------------------------------------------------
June 30, 1998 (unaudited)
-------------------------------------------------------------------------------------------
Assets:
     Investments in securities, at market (cost $619,933,230) .............  $1,141,218,116
     Repurchase agreements ................................................     107,033,000
     Cash .................................................................       1,523,391
     Receivables for:
        Fund shares sold ..................................................       2,186,467
        Dividends .........................................................       1,630,810
        Interest ..........................................................         274,814
        Investment securities sold ........................................         159,495
                                                                             --------------
                Total assets ..............................................   1,254,026,093
                                                                             --------------
Liabilities:
     Open call and put options, at market
        (premiums received, $1,757,315) ...................................         896,994
     Payables for:
        Fund shares repurchased ...........................................       6,286,318
        SIFE (the "Management Company") ...................................       1,306,800
        Investment securities purchased ...................................          30,250
                                                                             --------------
                Total liabilities .........................................       8,520,362
                                                                             --------------
        Net assets ........................................................  $1,245,505,731
                                                                             ==============
Class A-I:
     Net asset value per share ($1,096,448,369 / 158,955,365
        shares outstanding)                                                  $         6.90
                                                                             ==============
     Maximum offering price per share (100/95 of $6.90) ...................  $         7.26
                                                                             ==============
Class A-II:
     Net asset value per share ($111,282,936 / 16,132,899
        shares outstanding) ...............................................  $         6.90
                                                                             ==============
     Maximum offering price per share (100/95 of $6.90) ...................  $         7.26
                                                                             ==============
Class B:
     Net asset value and offering price per share
        ($34,635,118 / 5,029,410 shares outstanding) ......................  $         6.89
                                                                             ==============
Class C:
     Net asset value per share ($3,139,308 / 455,376 shares outstanding) ..  $         6.89
                                                                             ==============
     Maximum offering price per share (100/99 of $6.89) ...................  $         6.96
                                                                             ==============
-------------------------------------------------------------------------------------------

See Notes To Financial Statements                                SIFE Trust Fund

Investment Portfolio
--------------------------------------------------------------------------------
June 30, 1998 (unaudited)                     Number of Shares      Market Value
--------------------------------------------------------------------------------
Common Stocks: 91.6%

     Banks: 79.2%
     Amsouth Bancorporation                            686,400      $ 26,984,100
     Banc One Corp. **                                 327,968        18,304,714
     BankAmerica Corp.                                 690,000        59,641,875
     BankBoston Corp. **                             1,000,000        55,625,000
     Bank of New York Co., Inc.                        400,000        24,275,000
     Bankers Trust New York Corp. **                   200,000        23,212,500
     BankNorth Group Inc.                               15,000           555,000
     BB&T Corp.                                        100,048         6,765,746
     Centura Banks Inc.                                100,000         6,250,000
     Charter One Financial Inc.                        574,554        19,355,288
     Chase Manhattan Corp.                             669,000        50,509,500
     Chittenden Corp.                                  110,156         3,855,460
     Citicorp **                                       300,000        44,775,000
     City National Corp.                               116,283         4,295,203
     Colonial BancGroup, Inc.                          150,000         4,837,500
     Comerica, Inc.                                    400,550        26,536,438
     Community First Bankshares, Inc.                  400,024        10,475,628
     Compass Bancshares, Inc.                          321,600        14,512,200
     Crestar Financial Corp.                           250,000        13,640,625
     Cullen Frost Bankers, Inc.                        118,400         6,423,200
     D & N Financial Corp.                              11,000           294,938
     Fifth Third Bancorp                                50,000         3,150,000
     First American Corp.                              431,350        20,758,719
     First Chicago NBD Corp.                           350,000        31,018,750
     First Tennessee National Corp.                    782,000        24,681,875
     First Union Corp.                                 162,000         9,436,500
     Firstar Corp.                                      70,000         2,660,000
     Fleet Financial Group, Inc. **                    730,000        60,955,000
     Hibernia Corp. **                                 250,000         5,046,875
     Huntington Bancshares Inc.                         25,000           837,500
     Imperial Bancorp *                                571,610        17,148,300
     Independent Bank Corp.                            541,000        10,481,875
--------------------------------------------------------------------------------
See Notes To Financial Statements                                SIFE Trust Fund

Investment Portfolio
--------------------------------------------------------------------------------
June 30, 1998 (unaudited)                     Number of Shares      Market Value
--------------------------------------------------------------------------------
Common Stocks, continued

     Banks, continued
     J.P. Morgan & Co., Inc.                            15,000      $  1,756,875
     KeyCorp                                           400,000        14,250,000
     M & T Bank Corp.                                   34,100        18,891,400
     Mellon Bank Corp. **                              356,900        24,849,162
     Mercantile Bancorporation, Inc.                   135,000         6,800,625
     Mercantile BankShares Corp.                        60,000         2,088,750
     National City Corp.                               530,000        37,630,000
     Northern Trust Corp.                              151,600        11,559,500
     North Fork Bancorp, Inc.                        1,047,000        25,586,063
     Norwest Corp.                                     200,000         7,475,030
     Peoples Heritage Financial Group                  310,270         7,330,129
     PNC Bank Corp.                                    265,000        14,260,313
     Provident Financial Group Inc.                     55,637         2,538,438
     Regions Financial Corp.                            87,200         3,580,650
     Silicon Valley Bancshares *                        32,100         1,142,559
     Sovereign Bancorp                                 145,000         2,369,844
     Star Banc Corp.                                   300,500        19,194,438
     Sterling Bancshares, Inc.                         300,000         4,725,000
     SouthTrust Corp.                                   15,000           652,500
     Summit Bancorp                                    307,830        14,621,925
     Summit Bancshares, Inc. (Texas)                   300,000         6,375,000
     TCF Financial Corp.                               253,200         7,469,400
     Union Planters Corp.                              355,000        20,878,437
     United Bankshares Inc.                            184,595         6,299,287
     U.S. Bancorp                                      814,000        35,002,000
     UST Corp.                                          42,000         1,113,000
     Wachovia Corp.                                    689,200        58,237,400
     Webster Financial Corp.                           105,000         3,491,250
     Wells Fargo & Co. **                               25,000         9,225,000
     Westamerica Bancorporation                        329,000        10,569,125
                                                                    ------------
                                                                     987,263,409
                                                                    ------------
--------------------------------------------------------------------------------

See Notes To Financial Statements                                SIFE Trust Fund

Investment Portfolio
--------------------------------------------------------------------------------
June 30, 1998 (unaudited)                        Number of Shares   Market Value
--------------------------------------------------------------------------------
Common Stocks, continued

     Consumer Financial Services: 6.5%
     American Express Co. **                              100,000    $11,400,000
     Federal Home Loan Mortgage Co.                       133,300      6,273,431
     Federal National Mortgage Association                300,000     18,225,000
     Household International Inc.                         105,000      5,223,750
     MBNA Corp.                                            65,000      2,145,000
     MGIC Investment Corp.                                 61,000      3,480,813
     State Street Corp. **                                500,000     34,750,000
                                                                   -------------
                                                                      81,497,994
                                                                   -------------
     Brokerages:  4.9%
     Alliance Capital Management L.P.                      53,600      1,356,750
     Bear Stearns & Co.                                    20,000      1,137,500
     Dain Rauscher Corp.                                   52,300      2,863,425
     Edwards, A.G., Inc.                                   64,500      2,753,343
     Legg Mason, Inc.                                      60,000      3,453,750
     Lehman Brothers Holding, Inc.                        100,000      7,756,250
     McDonald & Co.                                        90,000      2,953,125
     Merrill Lynch & Co., Inc.                            150,000     13,837,500
     Morgan Keegan, Inc.                                  120,000      3,105,000
     Morgan Stanley, Dean Witter Discover & Co.           100,000      9,137,500
     Paine Webber Group, Inc.                              56,250      2,411,719
     Raymond James Financial, Inc.                        120,375      3,603,726
     The Charles Schwab Corp.                             198,000      6,435,000
                                                                   -------------
                                                                      60,804,588
                                                                   -------------
     Insurance:  1.0%
     Fremont General Corp.                               22,000        1,192,125
     Sunamerica Inc.                                    135,000        7,754,062
     Transatlantic Holdings Inc.                         35,000        2,705,938
                                                                   -------------
                                                                      11,652,125
                                                                   -------------
     Total Common Stocks (cost $619,933,230)                       1,141,218,116
                                                                   -------------
--------------------------------------------------------------------------------

See Notes To Financial Statements                                SIFE Trust Fund

Investment Portfolio

--------------------------------------------------------------------------------------------------
June 30, 1998 (unaudited)                                                            Market Value
--------------------------------------------------------------------------------------------------
     Repurchase Agreements:  8.6%

          State Street Bank and Trust Company, 5.15%, due 07/01/98
           Collateral: U.S. government obligations, market value of $40,636,400     $   40,033,000

          State Street Bank and Trust Company, 5.15%, due 07/20/98
           Collateral: U.S. government obligations, market value of $65,211,754 **      63,500,000

          State Street Bank and Trust Company, 5.15%, due 08/24/98
           Collateral: U.S. government obligations, market value of $3,577,466 **        3,500,000
                                                                                    --------------
     Total Repurchase Agreements                                                       107,033,000
                                                                                    --------------
     Total Investments (cost $726,966,230): 100.2%                                   1,248,251,116
                                                                                    --------------
     Other Assets and Liabilities, net: (0.2%)                                          (2,745,385)
                                                                                    --------------
     Net Assets: 100.0%                                                             $1,245,505,731
                                                                                    ==============

     *Non-income producing, **See note 8 to financial statements

     Open Call Options at June 30, 1998: (unaudited) (see note 8 to financial statements)

                                         Expiration      Strike        Shares          Market
                                            Date         Price        Optioned          Value
                                         -----------------------------------------------------
          Banks:
          Banc One Corp.                 August 98         65          100,000        $ 18,750
          BankBoston Corp.               August 98         60          200,000         125,000
          Bankers Trust New York Corp.     July 98        130          100,000           6,250
          Citicorp                         July 98        165          100,000          37,500
          Fleet Financial Group, Inc.      July 98         90          100,000          25,000
          Hibernia Corp.                   July 98       22.5          100,000          12,500
          Mellon Bank Corp.                July 98         80          150,000          75,000
          Wells Fargo & Co.                July 98        380           25,000          50,000
                                                                                      --------
                                                                                       350,000
                                                                                      --------
          Consumer Financial Services:
          American Express Co.             July 98        115           50,000         100,000
          State Street Corp.               July 98         75          100,000          31,250
                                                                                      --------
                                                                                       131,250
                                                                                      --------
          Total Call Options (premiums received $781,098)...........................   481,250
                                                                                      --------

     Open Put Options at June 30, 1998: (unaudited) (see note 8 to financial statements)

          Banks:
          Ahmanson H F and Co.             July 98         70           50,000          68,750
          City National Corp.            August 98         35          100,000          93,750
          First Chicago NBD Corp.        August 98         85          100,000         159,494
          Mellon Bank Corp.                July 98         60          100,000           6,250
          Mellon Bank Corp.                July 98         65          100,000          62,500
          Wells Fargo & Co.                July 98        330           50,000          12,500
          Wells Fargo & Co.                July 98        310          100,000          12,500
                                                                                      --------
          Total Put Options (premiums received $976,217)                               415,744
                                                                                      --------
          Total Call and Put Options Written (premiums received $1,757,315)           $896,994
                                                                                      ========
----------------------------------------------------------------------------------------------

See Notes To Financial Statements                                              SIFE Trust Fund

Statements of Operations
--------------------------------------------------------------------------------
For the Six-Month Period Ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------
Investment income:

Income:
  Dividends .................................. $ 9,620,724
  Interest ...................................   3,424,046
                                               -----------        --------------
          Total investment income                                 $   13,044,770
                                                                  --------------


Expenses:
  Management fees ............................   7,440,881
  Service and distribution expenses
          Class A-II .........................     122,102
          Class B ............................     127,607
          Class C ............................      11,453
                                               -----------        --------------
                  Total expenses                                       7,702,043
                                                                  --------------
                                                                  --------------
                  Net investment income                                5,342,727
                                                                  --------------

Realized and unrealized gain on investments:
  Net realized gain ..........................  53,734,015
  Gain on expiration of option contracts .....   1,814,998
  Net increase in unrealized appreciation
          of investments during the period ...  23,872,922
                                               -----------        --------------
          Net gain on investments ............                        79,421,935
                                                                  --------------


                                                                  --------------
Net increase in net assets resulting from operations              $   84,764,662
                                                                  ==============
--------------------------------------------------------------------------------

See Notes To Financial Statements                                SIFE Trust Fund

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------
For the  Six-Month  Period  Ended June 30, 1998  (unaudited)  and the Year Ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets:                                                          June 30, 1998        December 31, 1997
                                                                                 --------------------------------------
  Operations:
          Net investment income ...............................................  $    5,342,727         $   12,980,870
          Net realized gain from investment transactions ......................      55,549,013             64,683,150
          Net increase in unrealized appreciation of investments ..............      23,872,922            277,075,662
                                                                                 --------------------------------------
                     Net increase in net assets resulting from operations .....      84,764,662            354,739,682
                                                                                 --------------------------------------
  Distributions paid to investors:

          From net investment income:
                  Class A-I ...................................................      (4,198,809)           (12,317,564)
                  Class A-II ..................................................        (280,174)              (616,821)
                  Class B .....................................................            --                  (49,266)
                  Class C .....................................................            --                   (3,982)

          From net realized gain on investments:
                  Class A-I ...................................................            --              (74,370,251)
                  Class A-II ..................................................            --               (5,742,617)
                  Class B .....................................................            --               (1,018,791)
                  Class C .....................................................            --                  (85,524)
                                                                                 --------------------------------------
                     Total distributions ......................................      (4,478,983)           (94,204,816)
                                                                                 --------------------------------------
  Capital share transactions:
          Increase from capital shares sold and reinvested ....................     166,473,975            275,018,698
          Decrease from capital shares repurchased ............................    (153,067,489)          (171,123,189)
                                                                                 --------------------------------------
          Net increase from capital share transactions ........................      13,406,486            103,895,509
                                                                                 --------------------------------------
                     Total increase in net assets .............................      93,692,165            364,430,375
                                                                                 --------------------------------------
Net assets:
          Beginning of period .................................................   1,151,813,566            787,383,191
                                                                                 --------------------------------------
          End of period .......................................................  $1,245,505,731         $1,151,813,566
                                                                                 --------------------------------------
Net assets consist of:
          Shares of beneficial interests ......................................  $  662,501,338         $  649,094,852
          Undistributed net investment income .................................         905,287                 41,543
          Undistributed net realized gain on sale of
                investment securities and option contracts ....................      59,953,899              4,404,886
          Unrealized appreciation of investment securities ....................     522,145,207            498,272,285
                                                                                 --------------------------------------
                                                                                 $1,245,505,731         $1,151,813,566
                                                                                 ======================================

See Notes To Financial Statements                                SIFE Trust Fund

Notes to Financial Statements (unaudited)

Note 1.

Significant Accounting Policies:

     SIFE Trust Fund (the "Trust Fund") is an open-end diversified management investment company offering its shares on a continuous basis to the public. The Trust Fund was organized as a business trust under the laws of the State of Delaware on February 28, 1997. The Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 which had operated as a mutual fund since July 2, 1962. The Trust Fund is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended.

     The Trust Fund offers four classes of shares: Class A-I, Class A-II, Class B and Class C. Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996, (ii) directors, employees and registered representatives of SIFE (the "Management Company") and the Trust Fund, and their immediate family members; and (iii) broker/dealers and certain other institutional purchasers. The offering of Class A-II shares began May 1, 1996 and the offering of Class B and C shares began May 1, 1997. Realized and unrealized gains or losses and investment income, net of management fees, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Each class of shares differs in its respective distribution expenses and certain other class-specific fees and expenses.

     The following is a summary of significant accounting policies consistently followed by the Trust Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for registered investment companies.

Portfolio valuation:

     Portfolio securities which are listed on a national stock exchange are valued at the closing price on the stock exchange on which they are primarily traded. If there has been no daily trading in a listed security, that security is valued at the last available closing price. Securities which are traded over-the-counter and for which closing prices are readily available (such as NASDAQ) are valued at the closing price. Other securities which are traded over-the-counter but for which closing prices are not readily available are valued at the closing bid price. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. Temporary investments in repurchase agreements are valued at cost.

Security transactions and related investment income:

     Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Distributions to investors:

     Distributions paid to investors are recorded on the ex-dividend date. Net investment income is distributed proportionately to each investor's account as of the last business day in February, May, August and December. Realized gains, net of losses, from securities held for more than one year are distributed annually as of the last business day in November. Realized gains, net of losses, from securities held for less than one year are distributed annually as of the last business day in December.

Income taxes:

     The Trust Fund's policy is to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to its investors. Therefore, no provision for federal income taxes is recorded in the financial statements.

Covered call and put options:

     The Trust Fund may write covered call options on securities held by the Trust Fund for non-speculative or hedging purposes, may write covered put options on securities for the same purposes, and may enter into closing purchase transactions with respect to such options. Options written by the Trust Fund normally will have expiration dates between three and nine months from the date written.

     All call and put options written by the Trust Fund must be "covered". A call option will be considered covered if the Trust Fund, so long as it remains obligated as a writer, owns the securities underlying the options. A put option will be covered if the Trust Fund, so long as it remains obligated as a writer, maintains in a segregated account held by State Street Bank and Trust Company ("State Street Bank") as custodian of the Trust Fund, cash, U.S. Treasury Bills or high-grade short-term debt securities in an amount equal to or greater than the exercise price of the put option.

     The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. When the Trust Fund writes an option, an amount equal to the premium received by the Trust Fund is recorded as an asset and equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price or in the absence of a sale, the last bid price on that day. If a written option expires on the stipulated expiration date or if the Trust Fund enters into a closing purchase transaction, the Trust Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Trust Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost basis of the underlying security is reduced by the premium originally received.

Repurchase agreements:

     The Trust Fund may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Trust Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements are intended to ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings and other uncertainties and expenses.

Note 2.

Affiliated Party Transactions - Agreements with SIFE (the "Management Company"):

     The Management Company is the investment advisor, administrator, transfer agent, and underwriter for the Trust Fund and has acted in such capacities since the formation of the Trust Fund. State Street Bank serves as custodian, sub-transfer agent and service provider to existing Trust Fund investors.

Transfer agency agreement and administrative services agreement:

     Pursuant to a transfer agency agreement, the Management Company acts as the Trust Fund's transfer agent, as well as providing fund accounting services. Effective March 24, 1997 the Management Company, in turn, engaged State Street Bank to provide certain transfer agency functions for the Trust Fund. Effective April 1, 1996, all expenses related to the operation of the Trust Fund are the responsibility of the Management Company (see "Investment Advisory Agreement" below). Under the terms of a prior investment advisory agreement, certain Trust Fund expenses were paid by the Management Company and reimbursed by the Trust Fund monthly.

Investment  advisory  agreement:

     The Trust Fund has entered into an investment advisory agreement with the Management Company, dated April 30, 1997. The current investment advisory agreement was approved by the Trust Fund's investors at the investors' annual meeting held on April 4, 1997. Under the terms of the current investment advisory agreement, the Management Company provides investment advice, a broad range of administrative, regulatory and other services for the Trust Fund and the investors, and receives an all-inclusive management fee of 1.25% of the Trust Fund's average daily net assets, per annum. During the six-month period ended June 30, 1998, management fees incurred by the Trust Fund totaled $7,440,881.

Distribution plan and underwriting agreement:

     Pursuant to Rule 12b-1 under the 1940 Act, the Management Company's Board of Directors has adopted separate distribution plans with respect to the Trust Fund's Class A-II, Class B and Class C shares, pursuant to which the Trust Fund reimburses the Management Company for a portion of its shareholder servicing and distribution expenses.

                                                                 SIFE Trust Fund

Notes to Financial Statements (unaudited)

     Under the Class A-II Plan, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class A-II shares for expenditures incurred by the Management Company in providing services as principal underwriter to the Trust Fund for such shares. Under the Class B and Class C Plan, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.75% of the average daily net assets of the Trust Fund's Class B and Class C shares for its expenditures incurred in providing services as principal underwriter for such shares, and may pay the Management Company a service fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class B and Class C shares, for the Management Company's expenditures incurred in servicing and maintaining shareholder accounts.

     In its capacity as principal underwriter for the Trust Fund, the Management Company receives commissions of 2.5% to 5.0% on sales of the Trust Funds Class A-I and Class A-II shares. No sales charge is assessed on purchases of $1,000,000 or more, purchases by directors, trustees, employees and registered representatives of the Management Company and the Trust Fund, and their immediate family members, as well as broker-dealers and certain other institutional purchasers.

     Class B shares are offered at net asset value per share, without the imposition of a sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% if redeemed within six years of purchase. Class B shares automatically convert into Class A-II shares, based on relative net asset values, on the sixth anniversary of their purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of the Class B shares purchased.

     Class C shares are subject to an initial sales charge of 1%. Any shares redeemed prior to one year following the initial purchase are subject to a 1% CDSC.

     Commissions are deducted from the gross proceeds received from the sale of investment shares, and as such are not expenses of the Trust Fund.

     Commissions retained by the management company totaled $358,410 for the six-month period ended June 30, 1998.

     Certain officers and directors of the Trust Fund are also officers and directors of the Management Company. On June 30, 1998, the Management Company owned 453,809 Class A-I shares of the Trust Fund.


Note 3.

Unrealized Appreciation  of Investments

     On June 30, 1998, the net unrealized appreciation for all securities was as follows:

Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ............  $523,181,626

Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ............    (1,036,419)
                                                                   ------------
Net unrealized appreciation .....................................  $522,145,207
                                                                   ============

     The tax cost basis used in the above calculation is the same as that used for financial statement purposes.



Note 4.

Capital Share Transactions

     The following is a summary of share transactions for the six-month period ended June 30, 1998 (unaudited) and the year ended December 31, 1997:

                                           1998                           1997
                                           ----                           ----
Class A-I                          Shares        Amount           Shares         Amount
                                --------------------------     ---------------------------
Shares sold ...............      4,402,565   $  29,350,852       9,188,773   $  52,531,297

Shares issued in
connection with
reinvestment
of distributions ..........        583,000       3,891,052      12,831,281      80,769,497
                               -----------   -------------     -----------   -------------
                                 4,985,565      33,241,904      22,020,054     133,300,794

Shares repurchased ........     (8,627,914)    (57,929,497)    (17,565,092)   (100,565,902)
                               -----------   -------------     -----------   -------------
Net increase (decrease) ...     (3,642,349)  $ (24,687,593)      4,454,962   $  32,734,892
                               ===========   =============     ===========   =============

                                           1998                           1997
                                           ----                           ----
Class A-II                         Shares        Amount           Shares         Amount
                                --------------------------     ---------------------------
Shares sold ...............     17,071,249   $ 113,518,646      19,597,918   $ 118,440,103

Shares issued in connection
with reinvestment
of distributions ..........         40,638         271,377         985,802       6,240,462
                               -----------   -------------     -----------   -------------
                                17,111,887     113,790,023      20,583,720     124,680,565

Shares repurchased ........    (14,131,698)    (94,288,256)    (11,185,753)    (70,366,119)
                               -----------   -------------     -----------   -------------
Net increase ..............      2,980,189   $  19,501,767       9,397,967   $  54,314,446
                               ===========   =============     ===========   =============

     The following is a summary of share transactions for the six-month period ended June 30, 1998 (unaudited) and for the period May 1, 1997 (commencement of operations) to December 31, 1997:

                                           1998                           1997
                                           ----                           ----
Class B                            Shares        Amount           Shares         Amount
                                --------------------------     ---------------------------
Shares sold ...............      2,637,143   $  17,606,934       2,376,117   $ 14,801,210

Shares issued in connection
with reinvestment
of distributions ..........          --             --             146,092        928,642
                               -----------   -------------     -----------   -------------
                                 2,637,143      17,606,934       2,522,209     15,729,852

Shares repurchased ........       (104,715)       (696,038)        (25,227)      (158,546)
                               -----------   -------------     -----------   -------------
Net increase ..............      2,532,428   $  16,910,896       2,496,982   $ 15,571,306
                               ===========   =============     ===========   =============

                                           1998                           1997
                                           ----                           ----
Class C                            Shares        Amount           Shares         Amount
                                --------------------------     ---------------------------
Shares sold ...............        274,680   $   1,835,114         198,347   $   1,237,034

Shares issued in connection
with reinvestment
of distributions ..........          --             --              11,059          70,453
                               -----------   -------------     -----------   -------------
                                   274,680       1,835,114         209,406       1,307,487

Shares repurchased ........        (23,692)       (153,698)         (5,018)        (32,622)
                               -----------   -------------     -----------   -------------
Net increase ..............        250,988   $   1,681,416         204,388   $   1,274,865
                               ===========   =============     ===========   =============

Note 5.

Lending of Securities

     The Trust Fund, pursuant to an agency agreement with State Street Bank (the "Custodian"), authorized the Custodian to lend securities to certain brokers for a negotiated lenders' fee. These fees amounted to $15,279 for the year ended December 31, 1997. This agreement was terminated on January 20, 1997.

     The Trust Fund received collateral against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of the securities lending agreement.

Note 6.

Purchases and Sales of Securities

     Purchases  and  sales  of  investment   securities  were  $202,564,361  and
$224,901,311, respectively for the six-month period ended June 30, 1998.

Note 7.

Concentration of Credit Risk

     On June 30, 1998, approximately $1,141,218,116 (91.6% of net assets) of the Trust Fund's investments were in equities of financial institutions.

Note 8.

Financial Instruments

     The Trust Fund may trade in financial instruments with off-balance sheet risk during the normal course of investing activities to assist in managing exposure to various market risks. These financial instruments include written covered call and put options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. As of June 30, 1998, securities valued at $85,925,000, and repurchase agreements valued at $67,000,000, respectively, were held in escrow by the Custodian in connection with covered call and put options written by the Trust Fund.

                                                                 SIFE Trust Fund

Financial Highlights
                                                                                                 Class A-I
                                                                             ----------------------------------------------
Years Ended, December 31                                                     1998(e) 1997    1996    1995    1994    1993
                                                                             ----------------------------------------------
Selected Per Share Data                                                      (unaudited)
                (For one share outstanding throughout each period):
        Net asset value, beginning of period .............................   $6.45   $4.86   $4.58   $3.55   $3.83   $3.68
                                                                             ----------------------------------------------
        Income from investment operations:
                Net investment income ....................................    0.03    0.08    0.09    0.10    0.09    0.07
                Net realized and unrealized
                        gain (loss) on investments .......................    0.45    2.07    1.16    1.68    (0.13)  0.29
                                                                             -----------------------------------------------
                                Total from investment operations .........    0.48    2.15    1.25    1.78    (0.04)  0.36
                                                                             -----------------------------------------------
        Less distributions to investors:
                Distributions from net investment income .................   (0.03)  (0.08)  (0.09)  (0.10)  (0.09)  (0.07)
                Distributions from capital gains .........................     --    (0.48)  (0.88)  (0.65)  (0.15)  (0.14)
                                                                             -----------------------------------------------
                                Total distributions ......................   (0.03)  (0.56)  (0.97)  (0.75)  (0.24)  (0.21)
                                                                             -----------------------------------------------
        Net asset value, end of  period ..................................   $6.90   $6.45   $4.86   $4.58   $3.55   $3.83
                                                                             ===============================================
        Total Return (c) .................................................     7.4%    44.8%   27.4%   49.9%  (1.5%)   9.3%
                                                                             ===============================================
Ratios and Supplemental Data
        Net assets, end of period (in millions) ..........................   $1,096   $1,049    $769    $614   $410    $414
                                                                             ===============================================
        Ratios to average net assets:
                        Expenses (f) .....................................   1.25%     1.25%   1.20%   1.03%   0.94%   1.02%
                                                                             ===============================================
                        Net investment income (f) ........................   0.94%     1.38%   1.82%   2.25%   2.27%   1.69%
                                                                             ===============================================
        Portfolio turnover rate (f) ......................................   31.0%     63.0%  140.2%   93.5%   25.2%   28.7%
                                                                             ===============================================
        Average commission rate (d) ......................................   $0.07     $0.07   $0.03    --      --      --
                                                                             ===============================================

                                                                                Class A-II           Class B         Class C
                                                                             ------------------------------------------------------
Years Ended, December 31                                                     1998(e) 1997 1996(a) 1998(e) 1997(b) 1998(e) 1997(b)
                                                                             ------------------------------------------------------
Selected Per Share Data                                                      (unaudited)             (unaudited)     (unaudited)
         (For one share outstanding throughout each period):
        Net asset value, beginning of period .............................   $6.46   $4.86   $4.73   $6.45   $5.41   $6.46   $5.41
                                                                             ------------------------------------------------------
        Income from investment operations:
                Net investment income ....................................    0.02    0.07    0.07     --     0.01     --     0.01
                Net realized and unrealized
                        gain (loss) on investments .......................    0.44    2.07    1.01    0.44    1.53    0.43    1.54
                                                                             ------------------------------------------------------
                                Total from investment operations .........    0.46    2.14    1.08    0.44    1.54    0.43    1.55
                                                                             ------------------------------------------------------
        Less distributions to investors:
                Distributions from net investment income .................   (0.02)  (0.06)  (0.07)    --    (0.02)    --    (0.02)
                Distributions from capital gains .........................     -     (0.48)  (0.88)    --    (0.48)    --    (0.48)
                                                                             ------------------------------------------------------
                                Total distributions ......................   (0.02)  (0.54)  (0.95)    --    (0.50)    --    (0.50)
                                                                             ------------------------------------------------------
        Net asset value, end of  period ..................................   $6.90   $6.46   $4.86   $6.89   $6.45   $6.89   $6.46
                                                                             ======================================================
        Total Return (c) .................................................     7.1%   44.6%   22.8%    6.8%   28.9%    6.7%   29.1%
                                                                             ======================================================
Ratios and Supplemental Data
        Net assets, end of period (in millions) ..........................   $111    $85     $18     $35     $16     $3      $1
                                                                             ======================================================
        Ratios to average net assets:
                        Expenses (f) .....................................   1.50%    1.50%   1.48%   2.25%   2.22%   2.25%   2.25%
                                                                             ======================================================
                        Net investment income (f) ........................   0.70%    1.11%   1.77%  (0.10%)  0.30%  (0.10%)  0.30%
                                                                             ======================================================
        Portfolio turnover rate (f) ......................................   31.0%    63.0%   95.8%   31.0%   63.0%   31.0%   63.0%
                                                                             ======================================================
        Average commission rate (d) ......................................   $0.07   $0.07   $0.03   $0.07   $0.07   $0.07   $0.07
                                                                             ======================================================

(a) For the period May 1, 1996  (commencement  of  operations)  to December  31,
    1996.
(b) For the period May 1, 1997  (commencement  of operations) to December
    31, 1997.
(c) Sales loads are not reflected in total return.
(d) The Trust Fund is required to disclose its average commission rate paid per share for years beginning on or after January 1, 1996.
(e) For the six-month period ended June 30, 1998
(f) Annualized

                                                                 SIFE Trust Fund

                                       12
Graphical Analysis

Comparison to Standard & Poors 500 Index
(as of June 30, 1998)(unaudited)

                               [GRAPHIC OMITTED]

                                  SIFE           S&P 500
                                 ------          ------
               June 88            9,500          10,000
               June 89           11,214          12,055
               June 90           10,580          14,042
               June 91           11,140          15,081
               June 92           15,368          17,104
               June 93           18,850          19,435
               June 94           20,619          19,708
               June 95           23,871          24,846
               June 96           30,404          31,306
               June 97           42,225          42,169
               June 98           56,217          54,888



*Average Annual Compounded Total Return


Top Ten Holdings
(as of June 30, 1998)(unaudited)

----------------------------------------------------------------
Fleet Financial Group, Inc.                                 4.9%
----------------------------------------------------------------
BankAmerica Corp.                                           4.8%
----------------------------------------------------------------
Wachovia Corp.                                              4.7%
----------------------------------------------------------------
BankBoston Corp.                                            4.5%
----------------------------------------------------------------
Chase Manhattan Corp.                                       4.1%
----------------------------------------------------------------
Citicorp                                                    3.6%
----------------------------------------------------------------
National City Corp.                                         3.0%
----------------------------------------------------------------
U.S. Bancorp                                                2.8%
----------------------------------------------------------------
State Street Corp.                                          2.8%
----------------------------------------------------------------
First Chicago NBD Corp.                                     2.5%
----------------------------------------------------------------

     This graph is a hypothetical illustration comparing a $9,500 investment made in SIFE Trust Fund on June 30, 1988 ($9,500 represents a $10,000 investment with the maximum sales charge deducted) to a $10,000 investment made in the Standard and Poor's 500 Composite Price Index on that date and includes reinvestment of dividends and capital gains.

     Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data quoted for Class A-I only; performance for other classes will vary due to differences in fee structures (see Financial Highlights page).

     The line representing SIFE's total return includes operating expenses (such as management fees) that reduce returns, while the total return for the Standard and Poor's 500 Composite Price Index does not. The Standard and Poor's 500 Composite Price Index is an unmanaged value-weighted price index composed of 500 large U.S. stocks and is regarded as a broad-based benchmark for equity market conditions.

     SIFE Trust Fund concentrates its investments in the financial services sector, and because it is more narrowly focused, may typically exhibit higher volatility. Please refer to the prospectus for a more complete description of the risks. For a free prospectus call (800) 524-7433. An investor should read the prospectus carefully before investing.

                                                                 SIFE Trust Fund

                  OFFICERS AND TRUSTEES OF THE SIFE TRUST FUND

Haig G. Mardikian*                                       Neil L. Diver*
Chairman of the Board and Trustee                        Trustee

Walter S. Newman*                                        Sam A. Marchese
Vice Chairman and Trustee                                Trustee emeritus

Bruce W. Woods                                           Diane Howard Belding
President and Trustee                                    Trustee

Charles W. Froehlich, Jr.                                Gary A. Isaacson
Secretary and Trustee                                    Treasurer

John A. Meany*                                           *Independent Trustees
Trustee


           OFFICERS AND DIRECTORS OF SIFE (THE "MANAGEMENT COMPANY")

Bruce W. Woods                                              John W. Woods
President, Chief Executive Officer and Chairman             Director

Michael J. Stead                                            Sam A. Marchese
Chief Investment Officer and Director                       Director

Paula J. Pearlstein                                         Sharon E. Tudisco
Chief Operating Officer                                     Director

Gary A. Isaacson                                            Diane Howard Belding
Chief Financial Officer                                     Director

Charles W. Froehlich, Jr.
Secretary and Director

            CUSTODIAN                                   TRANSFER AGENT

State Street Bank and Trust Company               Boston Financial Data Services
      225 Franklin Street                                  P.O. Box 8244
       Boston, MA 02110                                   Boston, MA 02266

          LEGAL COUNSEL                               INDEPENDENT AUDITORS

Paul, Hastings, Janofsky & Walker LLP                 Deloitte & Touche LLP
 345 California Street, 29th Floor                      50 Fremont Street
      San Francisco, CA 94104                        San Francisco, CA 94105

                            ADDITONAL SIFE SERVICES

     SIFE Trust Fund provides continuing individual services to the Investor, including assistance for changes of beneficiary, assignments, collateral bank loans, redemptions and the purchase of additional fund shares. SIFE representatives are prepared to assist you in establishing retirement accounts, including IRA's, IRA-SEP's, SIMPLE IRA's, Roth IRA's, Education IRA's and
Section 403(b)(7) accounts.

     Inquiries concerning any of SIFE's services may be directed to your representative or the home office. For the convenience of Investors, you may call toll free (800) 231-0356 or (925) 988-2430 if you have a need for information or service. For current unit price, SIFE has a 24 hour toll-free number: (800) 553-7433.

This report and the financial statements contained herein are provided for the general information of the shareholders of SIFE. This report is not authorized for distribution to prospective investors in SIFE unless preceded or accompanied by an effective prospectus.

    ------------------------------------------------------------------------

                        SIFE                               ---------------
      ------------------------------------------               Presorted
      Selected Investments in Financial Equities              First Class
                                                              U.S. Postage
      100 North Wiget Lane, P.O. Box 9007                         PAID
      Walnut Creek, CA 94598-0907                                 GMS
                                                           ---------------




    ------------------------------------------------------------------------










                                      SIFE
                   ------------------------------------------
                   Selected Investments in Financial Equities


                      100 North Wiget Lane, P.O. Box 9007
                          Walnut Creek, CA 94598-0907

                   phone (800) 524-7433 / fax 9925) 943-1783
                              Ticker Symbol: SIFEX

                            (c) 1998 SIFE Trust Fund